Investment Strategy	Sep. 16, 2026
VegaShares AI Energy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Energy Index (the “Index”). The Index includes globally listed companies that generate significant revenue from the energy generation, electrical infrastructure, thermal management, backup power, and power distribution systems required to support artificial intelligence (“AI”) infrastructure and high-performance computing environments (“AI energy companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI energy companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI energy companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI energy company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI energy ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI energy related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI energy related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI energy companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI energy companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI energy companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI energy companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI energy companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the electrical equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Energy Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenue from the AI energy activities. AI Energy refers to the equipment, systems, technologies, and services that enable the generation, transmission, storage, conditioning, distribution, and thermal management of energy required by artificial intelligence infrastructure. These technologies are critical to ensuring reliable power availability, operational resilience, energy efficiency, and cooling performance across AI data centers, hyperscale computing facilities, networking infrastructure, and accelerated computing environments. The AI energy ecosystem spans the value chain from power generation and electrical grid infrastructure through transformers, switchgear, uninterruptible power systems, battery storage, distributed energy resources, fuel cells, cooling technologies, and facility-level power management systems.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in AI energy activities defined as:

●	AI-Dedicated Power Purchase Agreements: Companies that develop, own, operate, or facilitate long-term electricity supply arrangements supporting the growing power requirements of AI data centers and high-performance computing facilities.

●	Backup Power for AI Facilities: Companies providing standby power systems and resilient energy solutions designed to maintain continuous operations during utility outages, grid disruptions, or peak demand events.

●	Battery Energy Storage for AI: Companies developing energy storage technologies and systems that improve power reliability, load balancing, grid flexibility, and energy availability for AI infrastructure.

●	Facility Heat Rejection Equipment: Companies providing cooling towers, chillers, heat exchangers, and related thermal management systems that remove excess heat generated by high-density AI computing environments.

●	In-Rack Liquid Cooling: Companies supplying liquid-based cooling technologies designed to manage the thermal requirements of modern AI servers, accelerators, and high-performance computing equipment.

●	On-Site / Behind-the-Meter Generation Equipment: Companies providing localized power generation technologies that enable AI facilities to supplement or reduce dependence on traditional utility infrastructure.

●	On-Site Fuel Cells for AI: Companies developing fuel-cell-based power systems that provide efficient, reliable, and continuous electricity generation for data centers and AI computing facilities.

●	Server Power Supplies: Companies producing power conversion and power management systems that deliver stable and efficient electrical power to servers, accelerators, networking equipment, and storage infrastructure.

●	Switchgear & Electrical Distribution Equipment: Companies providing electrical protection, control, and distribution systems that safely manage the flow of power throughout AI facilities and digital infrastructure environments.

●	Transformers & Substation Equipment: Companies supplying transformers, substations, and related grid-interconnection equipment required to deliver utility-scale power to AI campuses and data center facilities.

●

UPS Systems & Power Conditioning: Companies providing uninterruptible power supply systems and power quality technologies that ensure continuous operation and protect critical AI infrastructure from power disturbances.

●

Utility-Scale Power Generation and Generation Equipment for AI Load: Companies that develop, own, operate, or supply generation assets and generation equipment used to meet incremental AI and data-center electricity demand, including gas turbines, generators, nuclear and small modular reactor technologies, renewable generation, and hybrid generation systems.

●

Grid Transmission, Interconnection, and Grid Modernization: Companies providing transmission equipment, high-voltage systems, conductors, cables, protection systems, grid automation, and interconnection technologies used to deliver power to AI campuses and digital infrastructure.

●

Facility Electrical Distribution, Busway, and Rack-Level Power Distribution: Companies providing busways, breakers, panels, power distribution units, rack power distribution, electrical connections, and related equipment that moves and manages electricity within AI facilities.

●	Microgrids, Energy Management, and Power-Orchestration Systems: Companies providing systems and software primarily used to coordinate generation, storage, backup power, load management, and power quality for AI facilities.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the AI energy companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 40% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI energy companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI energy companies.
VegaShares Multilayer Ceramic Capacitors ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Multilayer Ceramics Capacitors Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the development, manufacture, and supply of multilayer ceramic capacitors (“MLCCs”), dielectric materials, passive electronic components, and related technologies essential to artificial intelligence (“AI”) infrastructure and high-performance computing systems (“multilayer ceramic capacitors companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of multilayer ceramic capacitors companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of multilayer ceramic capacitors companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI multilayer ceramic capacitors company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the multilayer ceramic capacitors ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to multilayer ceramic capacitors related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within multilayer ceramic capacitors related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the multilayer ceramic capacitors companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of multilayer ceramic capacitors companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in multilayer ceramic capacitors companies and/or financial instruments (such as options or swaps) that provide indirect exposure to multilayer ceramic capacitors companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging multilayer ceramic capacitors companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the electronic equipment, instruments & components industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Multilayer Ceramic Capacitors Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from AI multilayer ceramic capacitors. AI Multilayer Ceramic Capacitors refers to the passive electronic components, advanced dielectric materials, manufacturing technologies, and related solutions that enable power stabilization, energy storage, filtering, and signal integrity throughout artificial intelligence infrastructure. These technologies are critical to ensuring reliable operation of AI accelerators, servers, networking equipment, storage systems, power delivery architectures, and data center facilities. The AI multilayer ceramic capacitor ecosystem spans the value chain from advanced ceramic material development and dielectric engineering through capacitor manufacturing, packaging, testing, and deployment within high-performance electronic systems. As AI computing workloads continue to increase processor counts, memory bandwidth, power density, and electrical complexity, MLCC technologies have become essential enablers of scalable, reliable, and high-performance AI infrastructure.

The Index’s initial universe consists of globally listed equity securities from companies that have exposure and significant involvement in AI multilayer ceramic capacitors activities defined as:

●	Ceramic Dielectric Material R&D: Companies engaged in the research, development, and production of advanced ceramic dielectric materials that provide the electrical properties required for high-performance multilayer ceramic capacitors used in AI infrastructure.

●

High-Cap / High-Reliability MLCCs: Companies manufacturing multilayer ceramic capacitors designed to deliver high capacitance, operational reliability, power stability, and signal integrity in AI servers, accelerators, networking equipment, data center infrastructure, and other high- performance computing applications.

●

MLCC Manufacturing, Miniaturization, and High-Layer-Count Production: Companies manufacturing MLCCs or production technologies that increase layer count, capacitance density, reliability, or miniaturization for AI servers, accelerators, networking, storage, and power-delivery systems.

●

High-Voltage, High-Frequency, Low-ESR, and Embedded MLCCs: Companies producing specialized MLCCs and embedded ceramic capacitor technologies used in high-power, high-speed, thermally demanding, or space-constrained AI hardware.

●

Ceramic Dielectric Powders, Tapes, and Formulations: Companies producing ceramic powders, dielectric formulations, tapes, and other materials specifically used to manufacture MLCCs and related high-performance ceramic capacitors.

●

Base-Metal Electrodes, Terminations, and MLCC-Specific Inputs: Companies supplying nickel or other electrode materials, terminations, pastes, and manufacturing inputs specifically required for MLCC production.

●	MLCC Manufacturing, Inspection, and Test Equipment: Companies providing specialized equipment used to form, print, stack, fire, terminate, inspect, or test MLCCs and related ceramic components.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the multilayer ceramic capacitors companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 30% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in multilayer ceramic capacitors companies and/or financial instruments (such as options or swaps) that provide indirect exposure to multilayer ceramic capacitors companies.
VegaShares Printed Circuit Boards ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Printed Circuit Boards Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue generate significant revenue from the materials, substrates, printed circuit boards, advanced packaging components, and interconnect technologies essential to artificial intelligence (“AI”) infrastructure and high-performance computing systems (“printed circuit board companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of printed circuit board companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of printed circuit board companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI printed circuit board company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the printed circuit board ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to printed circuit board related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within printed circuit board related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the printed circuit board companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of printed circuit board companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in printed circuit board companies and/or financial instruments (such as options or swaps) that provide indirect exposure to printed circuit board companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging printed circuit board companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the electronic equipment, instruments & components industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Printed Circuit Boards Global Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from AI printed circuit boards. AI Printed Circuit Boards (“PCBs”) refers to the materials, manufacturing technologies, and printed circuit board solutions that enable the transmission, routing, and distribution of power, signals, and data throughout artificial intelligence infrastructure. These technologies are essential to AI accelerators, servers, networking equipment, memory systems, storage platforms, and data center architectures. The AI PCB ecosystem spans the value chain from copper-clad laminates, specialty resins, prepregs, fiberglass materials, and other PCB manufacturing inputs through high-density interconnect (HDI), multilayer, rigid-flex, and advanced printed circuit board technologies. As AI computing systems continue to require greater bandwidth, higher power density, lower latency, and increasing system complexity, advanced PCB technologies have become critical enabling components within next- generation AI infrastructure.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in AI PCB activities defined as:

●	High-Frequency PCB Materials: Companies producing advanced materials used in the manufacture of printed circuit boards designed to support high-speed signal transmission, low signal loss, and enhanced electrical performance in AI servers, networking equipment, and accelerated computing systems.

●	High-Speed / Low-Loss CCL: Companies manufacturing copper-clad laminates and related PCB base materials that enable the bandwidth, reliability, and signal integrity requirements of AI infrastructure and data center applications.

●	Advanced PCB Technologies: Companies developing and manufacturing high-density interconnect (HDI), multilayer, rigid-flex, and other advanced printed circuit board technologies used in AI accelerators, servers, networking systems, and storage platforms.

●

PCB Manufacturing Materials & Components: Companies supplying specialty resins, prepregs, fiberglass materials, electronic chemicals, and other critical inputs required for the production of advanced printed circuit boards used in AI hardware systems.

●

High-Layer-Count AI Server, Accelerator, and Networking PCBs: Companies manufacturing high-layer-count boards used in AI servers, accelerators, memory systems, optical networking, switching, storage, and high-performance computing.

●

HDI, Sequential Lamination, and Embedded-Component PCBs: Companies providing high-density interconnect, sequential lamination, embedded passive or active component, microvia, and related advanced board technologies used in compact or high-bandwidth AI systems.

●

Backplanes, Midplanes, and High-Speed Switching Boards: Companies producing backplanes, midplanes, line cards, switchboards, and other printed circuit assemblies that route high-speed signals and power within AI systems and data centers.

●

Copper Foil, Glass Cloth, Drilling, Plating, and PCB-Specific Consumables: Companies supplying copper foil, low-expansion glass cloth, drill and routing tools, plating materials, imaging materials, electronic chemicals, and other inputs specifically used in advanced PCB production.

●	PCB Fabrication, Imaging, Inspection, and Electrical Test Equipment: Companies providing equipment used to image, drill, route, plate, inspect, measure, or electrically test advanced printed circuit boards.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the printed circuit board companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in printed circuit board companies and/or financial instruments (such as options or swaps) that provide indirect exposure to printed circuit board companies.
VegaShares Automated Test Equipment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA Automated Test Equipment Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the testing, inspection, metrology, validation, and yield-management technologies essential to the manufacture and deployment of artificial intelligence (“AI”) semiconductors and high-performance computing systems (“automated test equipment companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of automated test equipment companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of automated test equipment companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging automated test equipment company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the automated test equipment ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to automated test equipment related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within automated test equipment related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the automated test equipment companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of automated test equipment companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in automated test equipment companies and/or financial instruments (such as options or swaps) that provide indirect exposure to automated test equipment companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging automated test equipment companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors & semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA Automated Test Equipment Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive significant revenues from automated test equipment. AI Automated Test Equipment refers to the systems, instrumentation, software platforms, and process technologies that enable the testing, inspection, characterization, validation, and yield optimization of semiconductor devices used throughout artificial intelligence infrastructure. These technologies are critical to verifying the performance and reliability of AI accelerators, processors, memory devices, networking equipment, advanced packaging architectures, and high-performance computing systems. The automated test ecosystem spans the semiconductor value chain from wafer-level inspection and metrology through automated device testing, burn-in validation, advanced packaging inspection, optical network testing, and production yield management. As AI semiconductor architectures continue to increase in complexity, transistor density, memory bandwidth, packaging sophistication, and interconnect speeds, advanced testing technologies have become essential enablers of scalable and reliable AI infrastructure.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in AI automated test equipment activities defined as:

●	Advanced Memory (HBM/ DDR5) Test: Companies providing testing systems and validation technologies designed to evaluate the performance, reliability, and functionality of advanced memory devices used in AI accelerators and high-performance computing systems.

●	ATE for AI Logic & SoCs: Companies developing automated test equipment used to verify the functionality, performance, and production quality of AI processors, system-on-chip devices, custom accelerators, and advanced semiconductor components.

●	Fiber-Optic Protocol Analyzers: Companies supplying testing and monitoring solutions that validate high-speed optical communications, networking protocols, and data transmission performance within AI networking and data center infrastructure.

●	System-Level Test (SLT) for AI Accelerators: Companies providing system-level testing platforms that evaluate fully assembled AI processors, accelerator modules, and computing systems under real-world operating conditions.

●	Thin-Film/ Optical Metrology (3D Packaging): Companies developing metrology and measurement technologies used to analyze thin-film structures, advanced packaging architectures, wafer bonding processes, and three-dimensional semiconductor assemblies.

●	Wafer Defect Inspection & Review: Companies supplying inspection systems that identify, classify, and analyze manufacturing defects throughout wafer fabrication processes to improve semiconductor quality and production yields.

●	Wafer/ Die Burn-In Systems: Companies providing reliability screening and stress-testing systems that evaluate semiconductor devices under elevated operating conditions to identify early-life failures and improve long-term performance.

●

Yield-Management Software (in Test Machinery): Companies developing software platforms that analyze manufacturing, testing, and inspection data to improve process control, optimize yields, enhance quality, and increase semiconductor production efficiency.

●	Wafer Probe Cards and Probe Interfaces: Companies producing probe cards, MEMS probe technologies, vertical or cantilever probe interfaces, and related equipment used to connect wafers or dies to semiconductor test systems.

●

Test Sockets, Contactors, Load Boards, and Test Boards: Companies supplying sockets, contactors, load boards, burn-in boards, test boards, and other interface components used in semiconductor and system-level testing.

●

Handlers, Temperature Control, and Environmental Test: Companies providing semiconductor handlers, thermal control systems, chambers, and environmental stress equipment used during test, characterization, reliability screening, or burn-in.

●

HBM, Memory-Interface, and High-Speed Interconnect Characterization: Companies providing tools and instrumentation used to characterize HBM, DDR, CXL, PCIe, optical, or other high-speed interfaces used in AI computing systems.

●	Power Semiconductor and AI Power-Delivery Component Test: Companies providing test, inspection, burn-in, or characterization technologies for power semiconductors and power-delivery components used in AI infrastructure.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the automated test equipment companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in automated test equipment companies and/or financial instruments (such as options or swaps) that provide indirect exposure to automated test equipment companies.
VegaShares Edge AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA Edge AI Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the technologies, hardware, software, and intelligent systems enabling artificial intelligence (“AI”) processing at or near the point of data generation (“Edge AI companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of Edge AI companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of Edge AI companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging Edge AI company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the Edge AI ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to Edge AI related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within Edge AI related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the Edge AI companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of Edge AI companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Edge AI companies and/or financial instruments (such as options or swaps) that provide indirect exposure to Edge AI companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging Edge AI companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA Edge AI Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that generate significant revenue from Edge AI. The Edge AI universe targets companies that derive significant revenue, earnings, research and development activity, or strategic business exposure from technologies that enable the deployment, execution, and operation of artificial intelligence at the edge of the network. The Edge AI ecosystem encompasses a broad range of technologies that facilitate local AI inference, autonomous decision-making, machine perception, and intelligent automation across devices and physical systems. These technologies include advanced AI processors and system-on-chip architectures, embedded computing platforms, machine vision and sensing technologies, industrial automation systems, autonomous vehicle technologies, robotics platforms, edge networking infrastructure, and software solutions that optimize AI workloads outside traditional cloud environments. As AI applications increasingly require real-time responsiveness, enhanced privacy, reduced power consumption, and localized computing capabilities, Edge AI technologies have become a critical enabler of next-generation intelligent devices and autonomous systems.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in Edge AI activities defined as:

●	AI Semiconductor IP Cores: Companies that develop processor architectures, semiconductor IP, embedded compute cores, and design technologies used by chipmakers and device manufacturers to integrate AI processing capabilities into edge devices and systems.

●	AI-Enabled Devices: Companies that design or supply intelligent devices, embedded systems, consumer electronics, industrial equipment, vehicles, or connected hardware that incorporate AI capabilities directly at the device level.

●	Audio & Acoustic Front-Ends: Companies providing audio processors, microphones, voice interfaces, acoustic sensing, and signal-processing technologies that enable AI systems to capture, interpret, and respond to speech, sound, and environmental audio inputs.

●	Cellular Modems & Wireless Connectivity: Companies developing cellular modems, wireless chipsets, radio frequency technologies, and connectivity solutions that allow edge devices, vehicles, industrial systems, and AI-enabled hardware to communicate across mobile and wireless networks.

●	Edge AI Accelerators & Silicon: Companies producing AI processors, application-specific integrated circuits, system-on-chip platforms, FPGAs, and other specialized semiconductors designed to execute AI inference workloads efficiently on devices or local infrastructure.

●	Edge Servers & Gateways: Companies providing embedded computing platforms, edge servers, gateways, industrial PCs, and local processing systems that allow AI workloads to be deployed closer to where data is generated.

●	Inertial & Environmental Sensors: Companies developing sensing technologies that capture physical-world inputs such as motion, position, depth, distance, vibration, temperature, pressure, and environmental conditions for use in AI-enabled perception and decision-making systems.

●	LPDDR & On-Device Memory: Companies supplying low-power memory, embedded memory, and related semiconductor technologies that support real-time AI processing, data storage, and model execution on smartphones, vehicles, devices, and other edge systems.

●	On-Device & Edge AI Model Developers: Companies developing AI models, software platforms, voice assistants, inference engines, and embedded AI applications that operate directly on devices, vehicles, machines, or localized computing environments.

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Telco / MEC Infrastructure: Companies providing telecommunications equipment, mobile network infrastructure, multi-access edge computing systems, and connectivity platforms that enable AI workloads to be processed and delivered closer to end users and connected devices.

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Edge CPUs, GPUs, NPUs, DSPs, MCUs, and FPGAs: Companies developing processors, programmable logic, microcontrollers, neural processing units, digital signal processors, and related compute architectures used to execute AI workloads locally.

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Machine Vision, Image Sensors, and Perception Hardware: Companies providing image sensors, cameras, depth sensing, machine-vision processors, optics, and related technologies used by edge AI systems to perceive and interpret the physical environment.

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Wired Edge Connectivity and Time-Sensitive Networking: Companies providing Ethernet, industrial networking, time-sensitive networking, controllers, bridges, and other wired connectivity technologies used by edge AI systems.

●	Edge Memory, Local Storage, and Data Movement: Companies providing embedded memory, local storage, memory interfaces, controllers, and data-movement technologies optimized for edge AI workloads.
●	Embedded AI Software, Compilers, Runtimes, and Model Optimization: Companies developing embedded software, compilers, inference runtimes, model-compression or optimization tools, and middleware that enable AI models to operate efficiently on edge devices and localized systems.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the Edge AI companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Edge AI companies and/or financial instruments (such as options or swaps) that provide indirect exposure to Edge AI companies.
VegaShares Semiconductor Materials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA Semiconductor Materials Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the advanced materials, specialty chemicals, engineered ceramics, substrates, consumables, and process inputs essential to the manufacture of semiconductor devices used in artificial intelligence (“AI”) infrastructure and high-performance computing systems (“semiconductor materials companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of semiconductor materials companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of semiconductor materials companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging silicon materials company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the silicon materials ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to silicon materials related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within silicon materials related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the semiconductor materials companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of semiconductor materials companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in semiconductor materials companies and/or financial instruments (such as options or swaps) that provide indirect exposure to semiconductor materials companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging semiconductor materials companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the chemicals industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA Semiconductor Materials Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that generate significant revenue from silicon materials. Silicon Materials refers to the advanced materials, specialty chemicals, engineered ceramics, quartz products, semiconductor substrates, and manufacturing consumables that enable the production of semiconductor devices throughout the AI computing ecosystem. These technologies are critical to supporting wafer fabrication, lithography, deposition, etching, polishing, packaging, and other semiconductor manufacturing processes required for advanced AI chips. The Silicon Materials ecosystem spans the semiconductor value chain from electronic-grade silicon feedstocks and crystal growth materials through process chemicals, photolithography materials, precision ceramic components, quartz consumables, advanced substrates, and semiconductor packaging technologies. As semiconductor geometries continue to shrink and AI computing requirements drive increasing manufacturing complexity, these materials and consumables have become essential to achieving the performance, reliability, and production yields required for next- generation AI infrastructure.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in silicon materials activities defined as:

●	Ceramic IC Packages & Substrates: Companies developing advanced ceramic packaging materials and substrates that provide thermal management, electrical performance, and structural support for high-performance semiconductor devices and AI processors.

●	CMP Slurries & Wet-Process Consumables: Companies producing chemical mechanical planarization materials, cleaning chemistries, and wet-process consumables used to achieve precision wafer surface preparation during semiconductor manufacturing.

●	Deposition Precursors & Process Chemicals: Companies supplying specialty gases, precursor materials, and process chemicals used in thin-film deposition, etching, cleaning, and other critical semiconductor fabrication processes.

●	Electronic-Grade Polysilicon & Si Feedstock: Companies producing ultra-high-purity silicon feedstocks and polysilicon materials used in semiconductor wafer manufacturing and advanced chip production.

●	Fab-Tool Ceramic Components & Consumables: Companies manufacturing precision ceramic components, chamber parts, insulators, and consumables used within semiconductor fabrication equipment and process tools.

●	Fused-Silica & Quartz Fab Consumables: Companies supplying engineered quartz, fused silica products, and related consumables used in semiconductor manufacturing equipment, wafer processing systems, and high-temperature fabrication environments.

●	Photomask Blanks & EUV Mask Substrates: Companies producing photomask blanks, advanced mask substrates, and related materials that enable the transfer of circuit patterns during advanced semiconductor lithography processes.

●	Photoresists & Lithography Chemistry: Companies developing photoresists, coatings, developers, and specialty lithography chemicals used to define semiconductor circuit features during wafer patterning processes.

●

SiC Bulk Crystal & Device Substrates: Companies producing silicon carbide crystals, wafers, and engineered substrates used in advanced semiconductor applications requiring high performance, durability, and power efficiency.

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Specialty Gases and Gas-Delivery Consumables: Companies supplying ultra-high-purity process gases, gas mixtures, delivery components, and related consumables used in semiconductor deposition, etch, clean, implantation, and thermal processes.

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Wet Chemicals, Cleans, Etchants, and Surface-Treatment Materials: Companies producing semiconductor-grade acids, solvents, cleans, etchants, developers, and other wet-process materials used in wafer fabrication.

●	CMP Pads, Conditioners, and Related Consumables: Companies providing CMP pads, pad conditioners, retaining rings, and related consumables used with CMP slurries in semiconductor planarization.
●

Deposition, Etch, Implant, and Thin-Film Materials: Companies producing sputtering targets, dopants, organometallic precursors, and other materials used to create, modify, or remove thin films in advanced semiconductor manufacturing.

●

Filtration, Purification, and Contamination-Control Consumables: Companies supplying filters, purifiers, fluid-handling materials, cleanroom consumables, and contamination-control products used in semiconductor fabrication and advanced packaging.

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Advanced Lithography, EUV, and Mask Ancillaries: Companies providing EUV and lithography ancillaries, mask materials, coatings, pellicle-related materials, and other recurring inputs used in advanced patterning.

●

High-Purity Graphite, Coated Components, and Precision Process Consumables: Companies manufacturing high-purity graphite, coated components, susceptors, liners, chamber components, and similar consumables used in semiconductor process equipment.

●	Assembly and Packaging Consumables: Companies supplying underfills, encapsulants, bonding materials, adhesives, and other recurring materials used in semiconductor assembly and advanced packaging.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the semiconductor materials companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in semiconductor materials companies and/or financial instruments (such as options or swaps) that provide indirect exposure to semiconductor materials companies.
VegaShares Silicon Wafers ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Wafers Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the production, processing, testing, packaging, and manufacturing technologies essential to silicon-based and other semiconductor wafers used in artificial intelligence (“AI”) infrastructure and high-performance computing systems (“silicon wafers companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of silicon wafers companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of silicon wafers companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI wafers company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the silicon wafers ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

The Sub-Adviser in constructing the Fund’s portfolio, using the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to silicon wafers related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within silicon wafers related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the silicon wafers companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of silicon wafers companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in silicon wafers companies and/or financial instruments (such as options or swaps) that provide indirect exposure to silicon wafers companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging silicon wafers companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

As the Index serves as a baseline or starting point for the Fund’s portfolio construction, to the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors & semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of underlying securities. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Wafers Global Index

Index Overview

The Index is constructed by BITA Gmbh (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that generate significant revenue from AI wafers. AI Wafers refers to the semiconductor wafers, wafer-processing technologies, manufacturing equipment, testing solutions, packaging services, and related materials that form the foundational building blocks of artificial intelligence infrastructure. These technologies enable the fabrication, assembly, inspection, and validation of advanced semiconductors used in AI accelerators, high- bandwidth memory, networking processors, custom AI application-specific integrated circuits (ASICs), and other high-performance computing devices. The AI Wafer ecosystem spans the value chain from silicon wafer production and engineered substrate manufacturing through wafer fabrication equipment, deposition and lithography technologies, inspection and metrology systems, wafer probing and testing solutions, semiconductor assembly and packaging services, and advanced substrate integration technologies. As AI computing platforms continue to require greater transistor density, improved energy efficiency, higher bandwidth, and increasingly complex chip architectures, advanced wafer technologies have become critical enablers of semiconductor innovation and scalable AI infrastructure.

The Index’s initial universe consists of global publicly listed equity securities from companies that have exposure and significant involvement in AI wafers activities defined as:

●	Silicon Wafer Manufacturing: Companies producing silicon wafers, epitaxial wafers, engineered substrates, and other semiconductor wafer materials used in the fabrication of advanced AI semiconductors.

●	Wafer Fabrication Equipment: Companies developing manufacturing equipment utilized in wafer processing, including deposition, etching, lithography, cleaning, thermal processing, implantation, and related semiconductor fabrication technologies.

●	Wafer Inspection & Metrology: Companies providing inspection, measurement, defect detection, process control, and metrology systems that support semiconductor yield optimization and quality assurance throughout wafer production.

●	Wafer Testing & Probe Solutions: Companies supplying wafer probing, testing, validation, burn-in, and reliability assessment technologies used to evaluate semiconductor performance before packaging and deployment.

●

Semiconductor Assembly & Advanced Packaging: Companies providing semiconductor assembly, packaging, substrate integration, chiplet packaging, and advanced packaging technologies that enable the deployment of AI processors and high-performance computing systems.

●

Polished, Epitaxial, Annealed, and Specialty Silicon Wafers: Companies producing polished, epitaxial, annealed, ultra-flat, large-diameter, and other specialized silicon wafers used in advanced semiconductor manufacturing.

●

Silicon-on-Insulator and Other Engineered Wafers: Companies producing SOI, bonded, layered, strain-engineered, or other engineered wafers and substrates used in advanced compute, networking, sensing, photonics, and power applications.

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Silicon Carbide Wafers and Substrates: Companies producing SiC bulk crystals, wafers, epitaxial wafers, and related substrate technologies used in power and high-performance semiconductor applications.

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Gallium Nitride and Compound-Semiconductor Substrates: Companies producing GaN, GaAs, InP, sapphire, and other compound-semiconductor wafers or substrates used in AI networking, photonics, sensing, RF, and power systems.

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Wafer Reclaim, Recycling, and Specialized Wafer Processing: Companies providing wafer reclaim, recycling, grinding, thinning, slicing, lapping, polishing, cleaning, surface treatment, or other specialized wafer-processing services.

●	Crystal Growth and Wafer-Preparation Technologies: Companies providing crystal-growth technologies, furnaces, consumables, metrology, and other equipment specifically used to create or prepare semiconductor wafers and engineered substrates.

Each of the thematic eligibility categories above is designed by the Index Provider to isolate and identify companies defined by their principal roles in the silicon wafers companies ecosystem, and to filter out conventional, general purpose computing companies.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 100 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 1,000,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their total revenue from the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning one or more of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 5 and 50 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the 1st Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in silicon wafers companies and/or financial instruments (such as options or swaps) that provide indirect exposure to silicon wafers companies.